Summary Of TSYS Equity Investments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Schedule of Equity Method Investments [Line Items]
Equity investments	$ 82,924	$ 77,127
CUP Data
Schedule of Equity Method Investments [Line Items]
Equity investments	76,110	70,479
TSYS de Mexico
Schedule of Equity Method Investments [Line Items]
Equity investments	$ 6,814	$ 6,648